Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	June 30, 2020	December 31, 2019
	$	$
Revolving Credit Facility due 2024	235,000	341,132
Term Loan due 2021	86,681	221,729
Total principal	321,681	562,861
Less: unamortized discount and debt issuance costs	(8,743)	(3,182)
Total debt	312,938	559,679
Less: current portion	(27,549)	(43,573)
Non-current portion of long-term debt	285,389	516,106